Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Cash	$4,879	$44,978
Cash equivalents	28,239	65,741
Total cash and cash equivalents	$33,118	$110,719
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows.

	March 31, 2021	December 31, 2020
Cash and cash equivalents	$33,118	$110,719
Restricted cash, current portion	8,397	8,397
Restricted cash, net of current portion	4,581	4,581
Total restricted cash	12,978	12,978
Total cash and cash equivalents, and restricted cash	$46,096	$123,697

Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2020	2019
Cash	$44,978	$6,949
Cash equivalents	65,741	33,291
Total cash and cash equivalents	$110,719	$40,240
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows.

	December 31,
	2020	2019
Cash and cash equivalents	$110,719	$40,240
Restricted cash, current portion	8,397	5,970
Restricted cash, net of current portion	4,581	7,439
Total restricted cash	12,978	13,409
Total cash and cash equivalents, and restricted cash	$123,697	$53,649

Inventories	Inventories consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Raw materials	$28,993	$31,148
Work in progress	28,152	8,042
Finished goods	29,056	47,756
Service parts	5,764	5,384
Total inventories	$91,965	$92,330

Inventories consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$31,148	$46,495
Work in progress	8,042	23,197
Finished goods	47,756	19,400
Service parts	5,384	4,950
Total inventories	$92,330	$94,042

Property, Plant and Equipment, Net	Property, plant, and equipment, net, consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer hardware	$4,727	$4,708
Computer software	8,900	8,849
Internally used vehicles and charging systems	19,230	19,136
Leased vehicles and batteries	7,160	7,081
Leasehold improvements	10,241	10,234
Machinery and equipment	25,527	26,026
Office furniture and equipment	1,854	1,854
Tooling	22,029	21,727
Finance lease right-of-use assets	179	179
Construction in progress	2,960	1,830
	102,807	101,624
Less: Accumulated depreciation and amortization	(51,796)	(48,037)
Total	$51,011	$53,587
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2020	2019
Computer hardware	$4,708	$3,830
Computer software	8,849	6,558
Internally used vehicles and charging systems	19,136	12,936
Leased vehicles and batteries	7,081	10,715
Leasehold improvements	10,234	8,275
Machinery and equipment	26,026	14,237
Office furniture and equipment	1,854	1,876
Tooling	21,727	17,918
Finance lease right-of-use assets	179	—
Construction in progress	1,830	6,642
	101,624	82,987
Less: Accumulated depreciation and amortization	(48,037)	(35,472)
Total	$53,587	$47,515

Accrued Liabilities	Accrued liabilities consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Accrued payroll and related expenses	$7,600	$6,695
Accrued sales and use tax	861	975
Warranty reserve	6,957	6,121
Financing obligation	2,827	3,056
Accrued audit and accounting related expenses	722	428
Accrued charger installation costs	967	769
Other accrued expenses	2,348	1,692
Total	$22,282	$19,736

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued payroll and related expenses	$6,695	$2,799
Accrued sales and use tax	975	1,254
Warranty reserve	6,121	7,697
Financing obligation	3,056	850
Accrued interest	127	174
Accrued audit and accounting related expenses	428	419
Accrued charger installation costs	769	547
Other accrued expenses	1,565	895
Total	$19,736	$14,635

Other Long-term Liabilities	Other long-term liabilities consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Warranty reserve	$13,719	$12,461
Finance lease liabilities, non-current	110	117
Total	$13,829	$12,578

Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Financing obligation	$—	$3,056
Accrued interest	—	120
Warranty reserve	12,461	7,229
Deferred rent	—	793
Finance lease liabilities, non-current	117	—
Total	$12,578	$11,198